TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 3,530	$ 4,049
Instruments [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	3,530	4,049
Less than one year [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	3,498	3,959
Less than one year [Member] | Instruments [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	3,498	3,959
Between one and five years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	32	90
Between one and five years [Member] | Instruments [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 32	$ 90